Asset Securitizations (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Securitized Trusts [Line Items]
Restricted cash	$ 384.0	$ 486.0
American Express Charge Trust [Member]
Securitized Trusts [Line Items]
Restricted cash	2.0	2.0
American Express Lending Trust [Member]
Securitized Trusts [Line Items]
Restricted cash	62.0	56.0
Restricted cash held by trusts [Member]
Securitized Trusts [Line Items]
Restricted cash	$ 64.0	$ 58.0